Other gains/(losses) - net - Summary of Detailed Information About Other Gains Losses Net Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discloure of Detailed Information About Other Gains Losses Net [Abstract]
Government grants	¥ 408,164	¥ 251,309	¥ 164,988
Input VAT super-deduction	92,230	46,127	81,850
ADS transferring income	236,827	109,843	3,444
Foreign exchange gains/(losses)	(877,232)	206,753	192,337
Others	143,470	(114,653)	(58,349)
Other gains (losses)	¥ 3,459	¥ 499,379	¥ 384,270